    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-31431
                                        Investment Company Act File No. 811-5921

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    Form N-2

             Registration Statement under the Securities Act of 1933         [_]
                          Pre-Effective Amendment No.                        [_]
                          Post Effective Amendment No.                       [_]
                                     and/or
         Registration Statement under the Investment Company Act of 1940     [X]
                                Amendment No. 7                              [X]

                        (check appropriate box or boxes)

                                   ----------

                        The Turkish Investment Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                        The Turkish Investment Fund, Inc.
            c/o Morgan Stanley Dean Witter Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000
                                   ----------

================================================================================

                                EXPLANATION NOTE

     This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of The Turkish Investment Fund, Inc.

                           PART C -- OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(1)      Financial Statements (Not applicable)


(2)      Exhibits

              (a)        --     Articles of Incorporation, as amended and
                                restated (Preiously filed as Exhibit 2(a) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
              (b)        --     Amended and Restated By-Laws**
              (c)        --     Not applicable
              (d)        --     Specimen certificate for Common Stock, par
                                value $.01 per share (Previously filed as
                                Exhibit 2(d) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
              (e)        --     Dividend Reinvestment and Cash Purchase Plan
                                (Previously filed as Exhibit 2(b) to
                                the Registrant's Registration Statement on form
                                N-2 (file No. 33-31431))*
              (f)        --     Not applicable
              (g) (1)    --     Form of Investment Advisory and Management
                                Agreement among the Registrant, the Investment
                                Manager and Morgan Stanley Asset Management
                                Limited (Previously filed as Exhibit
                                2(g)(1) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
              (g) (2)    --     Form of Research Agreement among the
                                registrant, the Investment Manager, Morgan
                                Stanley Asset Management Limited and TEB Ekonomi
                                Arastirmalari A.S. (Previously filed as Exhibit
                                2(g)(2) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
              (h) (1)    --     Form of U.S. Underwriting Agreement (Previously
                                filed as Exhibit 2(h)(1) to the Registrant's
                                Registration Statement on form N-2 (file No.
                                33-31431))*
                  (2)    --     Form of International Underwriting Agreement
                                (Previously filed as Exhibit 2(h)(2) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (3)    --     Form of Master Agreement Among Underwriters
                                (Previously filed as Exhibit 2(h)(3) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (4)    --     Form of Agreement between U.S. Underwriters and
                                International Underwriters (Previously filed as
                                Exhibit 2(h)(4) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
                  (5)    --     Form of Master Selected Dealer Agreement
                                (Previously filed as Exhibit 2(h)(5) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (6)    --     Form of Agreement between International
                                Underwriters (Previously filed as Exhibit
                                2(h)(6) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
              (7)        --     Form of Memorandum to Prospective Selling Group
                                Members (Previously filed as Exhibit 2(h)(7) to
                                Registrant's Registration Statement on Form N-2
                                (file No. 33-31431))*
              (i)        --     Not applicable
              (j) (1)    --     Form of Turkish Custody Contract between
                                the Registrant and Turkyie Is Bankasi
                                (Previously filed as Exhibit 2(j)(1) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (2)    --     Form of U.S. Custody Agreement between the
                                Registrant and Morgan Guaranty Trust Company of
                                New York (Previously filed as Exhibit 2(j)(2) to the Registrant's Registration Statement on form
                                N-2 (file No. 33-31431))*

              (k) (1)    --     Form of MSAM Administration Agreement between
                                the Investment Manager and the Registrant
                                (Previously filed as Exhibit 2(k)1 to the
                                Registrant's Registration Statement on form
                                N-2 (file No. 33-31431))*
                  (2)    --     Form of Vanguard Administration Agreement
                                between the Investment Manager and The
                                Vanguard Group, Inc. (Previously filed as
                                Exhibit 2(k)(2) to the Registrant's
                                Registration Statement on form N-2 (file No.
                                33-31431))*
                  (3)    --     Form of Agreement for Stock Transfer Services
                                (Previously filed as Exhibit 2(k)(3) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (4)    --     Option Agreement with KOC Group, as amended
                                (Previously filed as Exhibit 2(k)(4) to the
                                Registrant's Registration Statement on form N-2
                                (file No. 33-31431))*
                  (5)    --     Option Agreement with Turkiye Is Bankasi, as
                                amended (Previously filed as Exhibit 2(k)(5) to
                                the Registrant's Registration Statement on form
                                N-2 (file No. 33-31431))*
              (l) (1)    --     Opinion and Consent of Sullivan & Cromwell
                                (Previously filed as Exhibit 2(l)(1) to
                                the Registrant's Registration Statement on form
                                N-2 (file No. 33-31431))*
                  (2)    --     Opinion and Consent of Pekin & Pekin and
                                Reisoglu-Kuntalp-Ensari (Previously filed as
                                Exhibit 2(l)(2) to the Registrant's Registration
                                Statement on form N-2 (file No. 33-31431))*
              (m)        --     Not applicable
              (n)        --     Consent of Independent Accountants (Previously
                                filed as Exhibit 2(n) to the Registrant's
                                Registration Statement on form N-2 (file No.
                                33-31431))*
              (o)        --     Not applicable
              (p)        --     Not applicable
              (q)        --     Not applicable
              (r)        --     Not applicable

-----------------
    *    Previously filed.
    **   Filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                               THE TURKISH INVESTMENT FUND, INC.



                               By: /s/ Stefanie V. Chang
                                  ---------------------------------------------
                                   Stefanie V. Chang
                                   Vice President

                                 EXHIBIT INDEX



                                                              Sequentially
  Exhibit                                                       Numbered
  Number                           Exhibit                        Page
----------  ------------------------------------------------  ------------

   2(b)     Amended and Restated By-Laws